Securities Act Registration No. 333 -146552

Investment Company Act Registration No. 811 -22131

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.  9

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.    10

☒

 (Check appropriate box or boxes.)

Miller Investment Trust

(Exact Name of Registrant as Specified in Charter)

20 William Street

Wellesley, Massachusetts  02481

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (781) 416-4000

Greg Miller

20 William Street

Wellesley, Massachusetts  02481

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This  post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Miller Convertible Fund a series of the Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the  31st day of May, 2011.

Miller Investment Trust*

*By: _/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of May,  2011.

Name	Title
Greg Miller *	President, Principal Executive Officer, Treasurer, Principal Financial Officer, and Trustee
Michael Blank*	Trustee
Neal Chorney*	Trustee
Daniel Mainzer*	Trustee

*By:        /s/ JoAnn M. Strsser

JoAnn M. Strasser

Attorney-in-Fact

INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase